Related Party Disclosures - Schedule of the Nature of the Relationship of the Company’s Directors or Officers with the Investment (Details) - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2026		Dec. 31, 2024
Schedule of the Nature of the Relationship of the Company’s Directors or Officers with the Investment [Line Items]
Estimated Fair Value		$ 199,875		$ 1,199,875
Global Benchmarks AB [Member]
Schedule of the Nature of the Relationship of the Company’s Directors or Officers with the Investment [Line Items]
Nature of relationship to investment		Share ownership of investee by director (Per Von Rosen)	[1]	Share ownership of investee by director (Per Von Rosen)	[2]
Estimated Fair Value		$ 199,875	[1]	$ 199,875	[2]
ZKP Corporation [Member]
Schedule of the Nature of the Relationship of the Company’s Directors or Officers with the Investment [Line Items]
Nature of relationship to investment	[2]			Former Director (Olivier Roussy Newton) of investee
Estimated Fair Value	[2]			$ 1,000,000

[1]	Private company
[2]	Private company